Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures (Tables) [Abstract]
Breakdown of investments in associates and joint ventures

a)  Breakdown of investments in associates and joint ventures

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value (11)	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,012,423	475,194	80,584,265	13,924,371	74,467,296	8,648,722	5,300,681	1,583,827
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	668,833	225,137	10,900,366	6,029,558	11,222,870	1,334,052	7,842,177	1,472,003
Fleury S.A. (3) (5)	16.28%	16.28%	703,401	37,312	990,578	3,707,962	685,626	2,210,530	3,047,851	327,279
Aquarius Participações S.A. (6)	49.00%	49.00%	44,535	12,155	914	90,013	39	-	-	24,805
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	104,420	3,824	2,769,583	1,501,644	3,018,405	732,665	3,933,691	16,642
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	135,005	9,328	245,624	106,351	25,873	3,491	188,407	22,550
Tecnologia Bancária S.A. (3)	24.32%	24.32%	130,759	15,327	561,182	1,646,932	448,857	1,256,342	2,478,999	44,698
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	345,825	9,056	2,206,395	1,487,009	2,522,673	317,259	1,167,924	22,641
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	47,744	(11,354)	202,904	323,845	38,512	249,519	17	(73,143)
Other (3)	-	-	54,021	98,959	-	-	-	-	-	-
Total investments in associates			6,246,966	874,938	98,461,811	28,817,685	92,430,151	14,752,580	23,959,747	3,441,302

Elo Participações Ltda. (8)	50.01%	50.01%	1,338,973	314,644	1,385,306	1,835,595	199,891	29,192	38,605	627,367
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	49,673	11,482	448,568	4,738	353,962	-	135,746	23,498
MPO - Processadora de Pagamentos Móveis S.A. (10)	100.00%	100.00%	-	18	2,676	1,423	4,187	-	150	44
Total investments in joint ventures			1,388,646	326,144	1,836,550	1,841,756	558,040	29,192	147,501	650,909
Total on December 31, 2019 (7)			7,635,612	1,201,082	100,298,361	30,659,441	92,988,191	14,781,772	24,134,248	4,092,211

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,679,589	1,011,125	65,967,300	16,595,791	56,802,838	10,890,157	1,883,033	3,341,909
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	606,161	174,277	10,265,219	5,417,377	10,845,420	873,938	7,036,160	1,139,542
Fleury S.A. (3) (5)	16.28%	16.28%	699,927	38,805	1,510,304	2,482,580	640,899	1,570,942	2,642,751	238,558
Aquarius Participações S.A. (6)	49.00%	49.00%	43,030	130,769	19,096	86,626	17,907	-	-	266,876
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	100,597	602	2,587,712	1,503,374	2,210,690	1,880,396	6,362,896	3,010
Cia. Brasileira de Gestão e Serviços S.A.	41.85%	41.85%	127,677	8,895	230,503	100,052	22,207	3,258	174,816	21,254
NCR Brasil Indústria de Equipamentos para Automação S.A. (3) (9)	49.00%	49.00%	52,571	6,689	305,278	30,249	207,894	-	9,601	13,651
Tecnologia Bancária S.A. (3)	24.32%	24.32%	115,433	(8,492)	471,119	1,488,542	511,883	1,035,574	2,225,362	(34,918)
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	345,036	(10,998)	2,110,050	1,479,827	2,509,280	246,060	973,422	(27,494)
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	59,098	(6,466)	165,299	173,083	42,894	-	13,726	(32,330)
Other (3)			35,083	33,788	-	-	-	-	-	-
Total investments in associates			6,864,202	1,378,994	83,631,880	29,357,501	73,811,912	16,500,325	21,321,767	4,930,058

Elo Participações S.A. (8)	50.01%	50.01%	1,191,343	288,938	718,623	1,981,596	170,683	8,220	28,938	573,968
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	70,254	12,473	330,042	66,980	161,458	-	136,193	24,946
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	-	(30)	2,284	1,696	4,112	-	154	(60)
Total investments in joint ventures			1,261,597	301,381	1,050,949	2,050,272	336,253	8,220	165,285	598,854
Total on December 31, 2018 (7)			8,125,799	1,680,375	84,682,829	31,407,773	74,148,165	16,508,545	21,487,052	5,528,912

Companies	R$ thousand
	Equity interest	Shareholding interest with voting rights	Investment book value	Equity in net income (loss)	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Revenue (1)	Associates and joint ventures net income (loss) for the year

Cielo S.A. (2)	30.06%	30.06%	4,832,660	1,219,202	76,403,596	13,151,540	71,020,292	6,833,491	2,561,394	4,056,077
IRB - Brasil Resseguros S.A. (3) (4)	15.23%	15.23%	543,025	182,432	8,512,491	6,124,173	10,138,711	947,514	3,550,438	1,197,846
Fleury S.A. (3) (5)	16.28%	16.28%	692,380	46,791	1,389,026	2,224,500	615,510	1,263,331	2,609,717	287,414
Aquarius Participações S.A.	49.00%	49.00%	263,630	116,070	242,617	532,707	237,305	-	38	236,878
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	105,649	(22,637)	3,588,848	1,283,453	3,565,394	726,468	5,432,770	(113,185)
Cia. Brasileira de Gestão e Serviços S.A. (3)	41.85%	41.85%	118,781	16,530	285,871	118,394	33,305	8,320	61,185	39,498
NCR Brasil Indústria de Equipamentos para Automação S.A. (3)	49.00%	49.00%	46,039	4,108	221,809	28,788	141,520	-	1,270	8,384
Tecnologia Bancária S.A. (3)	24.32%	24.32%	108,752	10,209	242,480	75,702	590,872	496,090	2,534,235	41,973
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	463,400	(26,437)	2,178,209	1,511,924	2,411,600	437,278	490,079	(66,093)
Gestora de Inteligência de Crédito S.A. (3)	20.00%	20.00%	29,513	(4,642)	118,961	43,253	18,594	-	-	(23,210)
Other (3)	-	-	7,129	2,361	-	-	-	-	-	-
Total investments in associates			7,210,958	1,543,987	93,183,908	25,094,434	88,773,103	10,712,492	17,241,126	5,665,582

Elo Participações S.A.	50.01%	50.01%	978,195	162,070	420,804	1,776,837	96,763	3,967	18,708	324,075
Crediare S.A. - Crédito, Financiamento e Investimento	50.00%	50.00%	68,231	12,393	339,236	119,406	324,764	-	161,107	24,786
MPO - Processadora de Pagamentos Móveis S.A.	50.00%	50.00%	-	(39)	2,198	1,612	2	3,881	227	(78)
Total investments in joint ventures			1,046,426	174,424	762,238	1,897,855	421,529	7,848	180,042	348,783
Total on December 31, 2017 (7)			8,257,384	1,718,411	93,946,146	26,992,289	89,194,631	10,720,340	17,421,168	6,014,365

(1) Revenues from financial intermediation or services;

(2) Brazilian company, services provider related to credit and debit cards and other means of payment. In 2019, the Organization received R$448,291 thousand of dividends and interest on equity of this investment. In its financial statements, Cielo S.A. presented R$45,693 thousand of other comprehensive income;

(3) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;

(4) Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;
(5) Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;
(6) In 2018, occurred the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participações S.A.;

(7) In 2019, impairment losses were recorded in "associates and jointly controlled entities" in the amount of R$727,235 thousand. In 2018, impairment losses were recorded in "associates and jointly controlled entities" in the amount of R$107,000 thousand. In 2017, it was recorded in the amount of R$31,868 thousand on the investment in NCR Brasil Indústria de Equipamentos para Automação S.A;

(8) Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2019, the Organization received R$72,215 thousand of dividends from this investment. In its financial statements, Elo Participações S.A. presented R$22 thousand of other comprehensive income;

(9) In 2019, there was the divestiture of the company NCR Brasil Indústria de Equipamentos para Automação S.A.;
(10) In December 2019, we began to consolidate the company MPO - Processadora de Pagamentos Móveis S.A., after the shareholding acquisition; and

(11) Of this amount, R$985,628 thousand refers to the acquisition of shares in associated and jointly controlled companies, which are recorded in the Balance Sheet under the caption Investments in associates and joint ventures (Cielo/Fleury/Swiss Re).

Changes in associates

b)  Changes in associates

	R$ thousand
	2019	2018
Initial balances	8,125,799	8,257,384
Acquisitions	-	54,019
Write-offs (1)	(66,889)	(1,175)
Equity in net income of associates	1,201,082	1,680,375
Dividends/Interest on equity	(729,654)	(1,385,537)
Impairment	(727,235)	(107,000)
Other	(167,491)	(372,267)
At the end of the year	7,635,612	8,125,799

(1) In 2019, there was the disposal of the companies Cibrasec - Cia. Brasileira de Securitização and NCR Brasil Indústria de Equipamentos para Automação S.A..